Equity-Based Compensation Plans - Summary of Stock Option Activity (Details)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Share-based Payment Arrangement [Abstract]
Beginning Balance | shares	0
Granted | shares	1,394,008
Forfeited | shares	(7,034)
Ending Balance | shares	1,386,974
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 0
Weighted-Average Exercise Price, Granted | $ / shares	10.50
Weighted-Average Exercise Price, Forfeited | $ / shares	10.50
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 10.50
Weighted-Average Remaining Contractual Term (Years)	2 years 6 months 14 days
Aggregate Intrinsic Value of Options Outstanding | $	$ 3,500